A MESSAGE TO SHAREHOLDERS



In March 1999, Stephan Jones retired as President. Named as new President of Principal Management Corporation and Principal Special Markets Fund, Inc. was Ralph Eucher. At the same time, Mike Beer was named Executive Vice President of Principal Management Corporation.

Ralph joins the Principal Special Markets Fund after spending five years with the Investment operations of the Principal Financial Group. Ralph has a broad range of prior investment and business leadership experience. Mike has been with the company since 1990, and continues in his role of Chief Operating Officer.

Under the able leadership of Ralph and Mike, the top notch customer service and quality investment products you currently enjoy will carry on uninterrupted. We look forward to the continued success of the Principal Special Markets Fund, Inc.

Here are comments from the portfolio managers of the Principal Special Markets Fund, Inc.:

Kurt Spieler, International Emerging Markets Portfolio
Last fall, the Fund's portfolio was overweight in Eastern Europe and underweight in Asia. As stocks approached full valuation, the Fund was transitioned out of the overweight position in Eastern Europe. In late Spring, Fund managers moved back into Asia. The end result being that, at this time, the portfolio is neutral in both. The Fund's portfolio was also underweight in Latin American as investors expected a deterioration of macroeconomic fundamentals.

Scott Opsal, International Securities Portfolio
We are encouraged by the pickup in global growth and continued monetary easing. We expect European markets to be stronger during the remainder of 1999 and into 2000. We have been successful in finding Japanese holdings to add to the portfolio and will continue to increase our weighting if we find other attractive opportunities. The portfolio is currently maintaining a neutral position in the cyclical/defensive spectrum.

Darren Sleister, International SmallCap Portfolio
The Fund remains heavily exposed to European markets but by definition is decreasing exposure there. The Fund managers favor cheap growth stocks with high returns on capital as well as globally attractive business models. High global valuation levels and liquidity flows lend themselves to volatile conditions in the future. However, the Fund managers are still convinced that choosing the best businesses with the highest forward-looking returns will reward investors in this asset class over the long run.

Marty Schafer, Mortgage-Backed Securities Portfolio
The Fund managers' concern in early 1999 was that the U.S. economy would continue its growth position or even strengthen, which would be favorable for many of the Fund's portfolio securities but would produce low absolute returns relative to money market funds. The Fund managers anticipate interest rates being channeled into a fairly narrow range for the foreseeable future, with a slight bias upwards for U.S. interest rates. For U.S. investors, the strong U.S. economic climate will act as an offset for what can be described as global economic weakness elsewhere in the world.

CONTENTS

                                                                   Page
Financial Statements and Highlights
     Statements of Assets and Liabilities........................    2
     Statements of Operations ...................................    4
     Statements of Changes in Net Assets.........................    6
     Notes to Financial Statements...............................    8
     Schedules of Investments
         International Emerging Markets Portfolio................   14
         International Securities Portfolio......................   16
         International SmallCap Portfolio........................   19
         Mortgage-Backed Securities Portfolio....................   21
     Financial Highlights........................................   22


June 30, 1999


STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                                 International                  International
                                                                                Emerging Markets                  Securities
                                                                                   Portfolio                      Portfolio


    Investment in securities -- at cost..............................            $  90,845,054                   $44,898,815


    Assets
    Investment in securities -- at value (Note 4)....................             $101,664,018                   $49,432,095
    Cash.............................................................                  108,380                        20,833
    Receivables:
       Dividends and interest........................................                  543,577                       211,368
       Investment securities sold....................................                  520,760                       447,346
    Other assets.....................................................                  --                                109

                                                         Total Assets              102,836,735                    50,111,751
    Liabilities
    Accrued expenses.................................................                   92,023                        36,448
    Payables:
       Investment securities purchased...............................                  749,542                       815,288
       Indebtedness (Note 6) ........................................                  --                            --

                                                    Total Liabilities                  841,565                       851,736


    Net Assets Applicable to Outstanding Shares   ...................             $101,995,170                   $49,260,015



    Net Assets Consist of:
    Capital Stock....................................................             $     96,856                       $31,976
    Additional paid-in capital.......................................               98,345,646                    40,594,735
    Accumulated undistributed net investment income..................                  649,436                       651,169
    Accumulated undistributed net realized gain (loss) from
       investment and foreign currency transactions..................               (7,872,795)                    3,453,100
    Net unrealized appreciation (depreciation) of investments........               10,818,964                     4,533,280
    Net unrealized appreciation (depreciation) on translation of
       assets and liabilities in foreign currencies..................                  (42,937)                       (4,245)

                                                     Total Net Assets             $101,995,170                   $49,260,015


    Capital Stock (par value: $.01 a share):
    Shares authorized................................................              100,000,000                   100,000,000
    Shares issued and outstanding....................................                9,685,555                     3,197,634

    Net Asset Value Per Share  ......................................                   $10.53                        $15.41


    See accompanying notes.


                                                                                   International                 Mortgage-Backed
                                                                                     SmallCap                      Securities
                                                                                     Portfolio                      Portfolio


    Investment in securities -- at cost..............................              $87,497,766                     $4,961,542


    Assets
    Investment in securities -- at value (Note 4)....................              $99,479,464                     $4,957,280
    Cash.............................................................                  509,218                         10,018
    Receivables:
       Dividends and interest........................................                  173,537                         26,816
       Investment securities sold....................................                1,589,498                        --
    Other assets.....................................................                  --                                 127

                                                         Total Assets              101,751,717                      4,994,241
    Liabilities
    Accrued expenses.................................................                   76,948                          4,116
    Payables:
       Investment securities purchased...............................                1,526,968                        --
       Indebtedness (Note 6) ........................................                1,940,000                        --

                                                    Total Liabilities                3,543,916                          4,116


    Net Assets Applicable to Outstanding Shares   ...................              $98,207,801                     $4,990,125



    Net Assets Consist of:
    Capital Stock....................................................               $   76,841                     $    4,991
    Additional paid-in capital.......................................               84,333,125                      6,196,526
    Accumulated undistributed net investment income..................                  231,472                        --
    Accumulated undistributed net realized gain (loss) from
       investment and foreign currency transactions..................                1,588,288                     (1,207,130)
    Net unrealized appreciation (depreciation) of investments........               11,981,698                         (4,262)
    Net unrealized appreciation (depreciation) on translation of
       assets and liabilities in foreign currencies..................                   (3,623)                       --

                                                     Total Net Assets              $98,207,801                     $4,990,125


    Capital Stock (par value: $.01 a share):
    Shares authorized................................................              100,000,000                    100,000,000
    Shares issued and outstanding....................................                7,684,131                        499,116

    Net Asset Value Per Share  ......................................                   $12.78                         $10.00


    See accompanying notes.

Six Months Ended June 30, 1999

STATEMENTS OF OPERATIONS
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                                 International                  International
                                                                                Emerging Markets                 Securities
                                                                                   Portfolio                      Portfolio

    Net Investment Income
    Income:
       Dividends.......................................................          $ 1,355,135                    $   963,572
       Withholding tax on foreign dividends............................              (55,359)                       (95,926)
       Interest........................................................               45,910                         41,073

                                                          Total Income             1,345,686                        908,719

    Expenses:
       Management and investment advisory fees (Note 3)   ..........                 489,163                        218,815

                                                 Net Investment Income               856,523                        689,904

    Net  Realized  and  Unrealized   Gain  (Loss)  on  Investments  and  Foreign
    Currencies Net realized gain (loss) from:
       Investment transactions.........................................           (1,985,784)                     3,091,723
       Foreign currency transactions...................................             (202,698)                       (38,864)
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................           23,769,948                     (1,381,704)
       Translation of assets and liabilities in foreign currencies.....               79,856                         26,301

                               Net Realized and Unrealized Gain (Loss)
                                 on Investments and Foreign Currencies            21,661,322                      1,697,456


                                Net Increase (Decrease) in Net Assets
                                             Resulting from Operations           $22,517,845                     $2,387,360


                                                                                 International                  Mortgage-Backed
                                                                                   SmallCap                      Securities
                                                                                   Portfolio                      Portfolio


    Net Investment Income
    Income:
       Dividends.......................................................          $   754,222                    $    --
       Withholding tax on foreign dividends............................              (83,861)                        --
       Interest........................................................               39,153                       468,916

                                                          Total Income               709,514                       468,916

    Expenses:
       Management and investment advisory fees (Note 3)   ........                   444,814                        31,747

                                                 Net Investment Income               264,700                       437,169

    Net  Realized  and  Unrealized   Gain  (Loss)  on  Investments  and  Foreign
    Currencies Net realized gain (loss) from:
       Investment transactions.........................................            1,588,649                      (131,115)
       Foreign currency transactions...................................              (33,372)                        --
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................           13,064,471                      (476,473)
       Translation of assets and liabilities in foreign currencies.....               (6,504)                        --

                               Net Realized and Unrealized Gain (Loss)
                                 on Investments and Foreign Currencies            14,613,244                      (607,588)


                                Net Increase (Decrease) in Net Assets
                                             Resulting from Operations           $14,877,944                     $(170,419)


    See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.
                                                                                  International                  International
                                                                                Emerging Markets                  Securities
                                                                                    Portfolio                      Portfolio

                                                                            Six Months       Year          Six Months       Year
                                                                               Ended         Ended            Ended         Ended
                                                                             June 30,    December 31,       June 30,    December 31,
                                                                               1999          1998             1999          1998
    Operations
    Net investment income ...........................................     $     856,523  $  1,573,479     $    689,904   $   736,875
    Net realized gain (loss) from investment and foreign
       currency transactions.........................................        (2,188,482)   (5,911,305)       3,052,859     2,888,566
    Change in unrealized appreciation/depreciation of investments
       and translation of assets and liabilities in foreign currencies       23,849,804   (13,427,192)      (1,355,403)     (55,341)

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations         22,517,845   (17,765,018)       2,387,360     3,570,100



    Dividends and Distributions to Shareholders
    From net investment income.......................................           (20,335)   (1,546,178)         (14,166)    (703,066)
    From net realized gain on investments and foreign
       currency transactions.........................................           --            (62,172)        (754,009)  (2,066,333)

                                   Total Dividends and Distributions            (20,335)   (1,608,350)        (768,175)  (2,769,399)

    Capital Share Transactions (Note 5)
    Shares sold......................................................           --         65,000,000          385,046     8,238,836
    Shares issued in reinvestment of dividends
       and distributions.............................................            17,150     1,365,832          530,225     1,857,180
    Shares redeemed..................................................           --            --            (1,186,600)    (668,569)

                              Net Increase (Decrease) in Net Assets
                                     from Capital Share Transactions             17,150    66,365,832         (271,329)    9,427,447

                                           Total Increase (Decrease)         22,514,660    46,992,464        1,347,856    10,228,148



    Net Assets
    Beginning of period..............................................        79,480,510    32,488,046       47,912,159    37,684,011

    End of period (including undistributed net investment
       income as set forth below)....................................      $101,995,170   $79,480,510      $49,260,015   $47,912,159



    Undistributed Net Investment Income    ..........................      $    649,436   $    44,284      $   651,169   $    33,810


                                                                                  International                 Mortgage-Backed
                                                                                    SmallCap                      Securities
                                                                                    Portfolio                      Portfolio

                                                                            Six Months       Year         Six Months       Year
                                                                               Ended         Ended           Ended         Ended
                                                                             June 30,    December 31,      June 30,    December 31,
                                                                               1999          1998            1999          1998
    Operations
    Net investment income ...........................................       $   264,700   $   568,309     $   437,169    $   895,844
    Net realized gain (loss) from investment and foreign
       currency transactions.........................................         1,555,277     1,705,268        (131,115)         2,046
    Change in unrealized appreciation/depreciation of investments
       and translation of assets and liabilities in foreign currencies       13,057,967      (935,478)       (476,473)       167,122

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations         14,877,944     1,338,099        (170,419)     1,065,012



    Dividends and Distributions to Shareholders
    From net investment income.......................................            (6,027)     (548,766)       (437,169)     (895,844)
    From net realized gain on investments and foreign
       currency transactions.........................................        (1,719,963)      (60,583)         --            --

                                   Total Dividends and Distributions         (1,725,990)     (609,349)       (437,169)     (895,844)

    Capital Share Transactions (Note 5)
    Shares sold......................................................           --         50,024,097          --            --
    Shares issued in reinvestment of dividends
       and distributions.............................................         1,725,990       609,349         437,171        895,844
    Shares redeemed..................................................           --            --           (9,700,000)       --

                              Net Increase (Decrease) in Net Assets
                                     from Capital Share Transactions          1,725,990    50,633,446      (9,262,829)       895,844

                                           Total Increase (Decrease)         14,877,944    51,362,196      (9,870,417)     1,065,012



    Net Assets
    Beginning of period..............................................        83,329,857    31,967,661      14,860,542     13,795,530

    End of period (including undistributed net investment
       income as set forth below)....................................       $98,207,801   $83,329,857      $4,990,125    $14,860,542



    Undistributed Net Investment Income    ..........................       $   231,472   $    24,067       $   --        $    --


    See accompanying notes.



(unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.

Note 1 -- Significant Accounting Policies

Principal Special Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of four portfolios (International Emerging Markets Portfolio, International Securities Portfolio, International SmallCap Portfolio and Mortgage-Backed Securities Portfolio) (known as the "Portfolios").

The Portfolios value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each portfolio invests in foreign securities listed on foreign exchanges which trade on days on which a portfolio does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each portfolio's net asset value could be significantly affected on days when shareholders do not have access to the portfolio.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets, International Securities and International SmallCap Portfolios to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Portfolios record investment transactions generally one day after the trade date, except for short-term investment transactions which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Portfolios record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Portfolios are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Portfolios may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Portfolios' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Mortgage-Backed Securities Portfolio, all net investment income is declared as a dividend daily to shareholders of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other portfolios are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Reclassifications made for the period ended December 31,1998 were not material.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each portfolio is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees, computed at an annual percentage rate of each portfolio's average daily net assets, to
Principal Management Corporation and to Invista Capital Management, LLC ("Invista"). Principal Management Corporation is wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc. Invista is an indirect wholly owned subsidiary of Principal Life Insurance Company. Pursuant to a sub-advisory agreement, Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Fund in return for the advisory fee paid by the Fund to reimburse the Manager for the other costs it incurs under the management agreement. The annual rate used in this calculation for the Portfolios is as follows:

                                                                               Net Asset Value of Portfolio
                                                                                       (in millions)

                                                                 First                     Next                      Over
                                                                 $250                      $250                      $500

   International Emerging Markets Portfolio                     1.15%                    1.05%                      .95%
   International Securities Portfolio                            .90                      .90                       .90
   International SmallCap Portfolio                             1.00                      .90                       .80
   Mortgage-Backed Securities Portfolio                          .45                      .45                       .45

No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following portfolios:

                                                 Period              Year
                                                  Ended              Ended
                                                June 30,         December 31,
                                                  1999               1998

   International Emerging Markets Portfolio      $44,163             $54,096
   International Securities Portfolio             15,889              15,932
   International SmallCap Portfolio               77,364              35,554

At June 30, 1999, Principal Life Insurance Company owned shares of the Fund's portfolios as follows:

   International Emerging Markets Portfolio          8,068,007
   International SmallCap Portfolio                  7,580,918
   International Securities Portfolio                1,420,779
   Mortgage-Backed Securities Portfolio                499,116

Note 4 -- Investment Transactions

For the period ended June 30, 1999, the cost of investment  securities purchased
and  proceeds  from  investment   securities  sold  (not  including   short-term
investments and U.S. government securities) by the Portfolios were as follows:

                                                 Purchases            Sales

   International Emerging Markets Portfolio      $48,300,665        $47,488,041
   International Securities Portfolio             15,594,239         17,740,970
   International SmallCap Portfolio               89,269,328         87,003,295
   Mortgage-Backed Securities Portfolio              985,363          9,452,860

At June 30, 1999, net unrealized appreciation (depreciation) of investments by the Portfolios was composed of the following:

                                                                                                              Net Unrealized
                                                                    Gross Unrealized                     Appreciation (Depreciation)
                                                          Appreciation          (Depreciation)                 of Investments

   International Emerging Markets Portfolio                $18,296,065            $(7,477,101)                   $10,818,964
   International Securities Portfolio                        8,333,510             (3,800,230)                     4,533,280
   International SmallCap Portfolio                         18,682,292             (6,700,594)                    11,981,698
   Mortgage-Backed Securities Portfolio                         58,431                (62,693)                       (4,262)

The Mortgage-Backed Securities Portfolio may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the portfolio commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the portfolio, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 1999, Mortgage-Backed Securities Portfolio had no TBA purchase or sell commitments outstanding.

At June 30, 1999, the Portfolios held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.


                                                                                                       Value at          Value as a
                                                                             Date of                   June 30,        Percentage of
                                 Security Description                      Acquisition      Cost         1999            Net Assets

   International Emerging Markets Portfolio

                     Agora SA GDR                                           2/23/99        $523,956   $    662,706         0.65%

                     Al-Ahram  Beverages Co.  ADR                            2/4/98         194,250        198,975         0.20
                                                                            2/13/98          58,500         56,850         0.06
                                                                             2/23/98         26,400         22,740         0.02
                                                                              3/5/98         90,000         85,275         0.08
                                                                            3/20/98          90,750         85,275         0.08
                                                                             9/28/98        116,100        102,330         0.10
                                                                           11/06/98         249,546        241,613         0.24
                                                                           11/25/98          29,750         28,425         0.03
                                                                           12/14/98         158,600        173,391         0.17
                                                                             3/19/99        240,375        213,188         0.21
                                                                             4/1/99         301,740        267,196         0.26

                     Bank Handlowy w Warszawie GDR                           2/17/98        220,500        208,368         0.20
                                                                            2/23/98         223,250        208,368         0.20
                                                                             3/5/98         147,500        138,912         0.14
                                                                             4/2/98          66,500         55,565         0.06
                                                                            4/21/98          96,600         83,347         0.08
                                                                            3/29/99         228,000        263,933         0.26

                     Ceske Radiokomunikace GDR                              6/12/98         346,196        739,670         0.73

                     Estonian Telecom GDR                                    2/11/99        350,550        373,825         0.37

                     Hindalco Industries Ltd. GDR                            5/6/99         454,106        505,035         0.50
                                                                            5/19/99         180,125        215,325         0.21
                                                                             6/3/99         230,140        289,710         0.28

                     Industrial Credit & Investment Corp. of India ADR      11/20/97        177,125        133,900         0.13
                                                                           12/17/97          46,688         46,350         0.05
                                                                             1/13/98         38,700         37,080         0.04
                                                                            2/13/98         277,500        206,000         0.20
                                                                            2/23/98         236,300        175,100         0.17
                                                                             3/5/98         155,000        103,000         0.10
                                                                            3/20/98         137,500        103,000         0.10
                                                                             5/8/98          63,800         41,200         0.04
                                                                            8/28/98          65,700         74,160         0.07

                     Mol Magyar Olaj-es Gazipari Rt. ADR                     3/20/98        840,000        674,901         0.66
                                                                             5/20/98        124,200        108,466         0.11
                                                                              9/2/98         60,375         72,311         0.07
                                                                             9/23/98        115,940        149,442         0.15
                                                                             6/16/99        375,750        361,554         0.35

                     Paints & Chemical Industries Co.  SAE GDR              11/11/97       $148,125   $     97,959         0.10%
                                                                            11/18/97        146,250         97,959         0.10
                                                                            11/24/97         70,000         45,714         0.04
                                                                             1/26/98         17,250         13,061         0.01
                                                                              5/8/98         99,900         58,775         0.06
                                                                              6/5/98         78,800         52,245         0.05
                                                                             7/20/98        101,370         71,184         0.07

                     Pepsi-Gemex SA DE CV GDR                                 7/7/98        308,976        224,475         0.22
                                                                             7/13/98        186,375        136,875         0.13
                                                                             12/8/98        163,850        209,875         0.21

                     Pick Szeged Rt. GDR                                      7/7/98        169,905         79,164         0.08
                                                                              7/8/98         63,240         28,634         0.03
                                                                              9/2/98         81,600         67,374         0.06
                                                                             9/23/98         96,600        112,290         0.11
                                                                            10/22/98         95,140         75,234         0.07
                                                                            10/27/98        113,040         80,849         0.08

                     Reliance Industries Ltd. GDR                           12/12/97         72,500         81,504         0.08
                                                                             1/13/98         23,250         25,266         0.03
                                                                             2/13/98        131,400        146,707         0.14
                                                                             2/23/98        140,600        154,858         0.15
                                                                             3/5/98          52,290         51,348         0.05
                                                                             7/14/98        102,950        115,736         0.11
                                                                            12/22/98        183,150        271,408         0.27

                     State Bank of India GDR                                 5/5/99         473,000        480,691         0.47
                                                                             5/6/99         448,525        420,605         0.41
                                                                             5/20/99        170,800        152,947         0.15

                     Videsh Sanchar Nigam Ltd. GDR                          11/17/97        294,210        269,062         0.26
                                                                            11/24/97        104,000        102,500         0.10
                                                                            12/12/97         30,820         29,468         0.03
                                                                              1/2/98         55,400         51,250         0.05
                                                                             1/13/98         24,970         28,188         0.03
                                                                             2/13/98        236,250        230,625         0.23
                                                                             2/23/98        161,925        162,719         0.16
                                                                              3/5/98        261,000        256,250         0.25
                                                                             3/20/98         83,650         89,688         0.09
                                                                             4/30/98        123,750        128,125         0.12
                                                                              5/8/98        225,900        230,625         0.23
                                                                             7/30/98         65,250         76,875         0.07
                                                                             2/11/99        210,900        292,125         0.29
                                                                             5/20/99         95,600        102,500         0.10

   International SmallCap Portfolio

                     Neopost SA                                              2/23/99       $446,792   $    631,140         0.65%
                                                                             3/31/99        226,415        324,851         0.32
                                                                             5/4/99         144,301        164,746         0.17
                                                                             5/11/99        117,322        134,581         0.14

                                                                                                         1,255,318         1.28

The Mortgage-Backed Securities Portfolio's investments are with various issuers; the other portfolios' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk for Mortgage-Backed Securities Portfolio by issuers and the other portfolios by industry and issuer.

Note 5 -- Capital Share Transactions

Transactions in Capital Shares by portfolio were as follows:

                                                       International         International       International       Mortgage-Backed
                                                         Emerging             Securities           SmallCap            Securities
                                                     Markets Portfolio         Portfolio           Portfolio            Portfolio


  Period Ended June 30, 1999:
  Shares sold   .................................            --                  25,711                 --                  --
  Shares issued in reinvestment of ..............
   dividends and distributions ..................             2,104              35,021              150,348               42,773
  Shares redeemed   .............................            --                 (78,297)              --                 (973,483)

                         Net Increase (Decrease)              2,104             (17,565)             150,348             (930,710)


  Year Ended December 31, 1998:
  Shares sold   .................................         6,311,934             521,541            4,270,347                --
  Shares issued in reinvestment of
   dividends and distributions ..................           166,787             126,754               57,958               86,540
  Shares redeemed   .............................            --                 (41,219)              --                    --

                                    Net Increase          6,478,721             607,076            4,328,305               86,540




Note 6 -- Line of Credit

The Portfolios participate with other funds and accounts managed by Principal Management Corporation in an unsecured joint line of credit with a bank, which allows them to borrow up to $60,000,000, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .08% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At June 30, 1999, the International SmallCap Portfolio had an outstanding borrowing of $1,940,000 at an annual rate of 5.62%. No other Portfolio had outstanding borrowings at June 30, 1999 under the line of credit.


June 30, 1999
SCHEDULES OF INVESTMENTS


PRINCIPAL SPECIAL MARKETS FUND, INC.
International Emerging Markets Portfolio


                                          Shares
                                           Held                Value

Common Stocks (86.82%)

Agricultural Chemicals (0.40%)
   Sociedad Quimica Minera
     De Chile SA ADR, Class A                  636        $    22,260
   Sociedad Quimica Minera
     De Chile SA ADR, Class B               11,000            389,125

                                                              411,385
Bakery Products (0.94%)
   Nong Shim Co. Ltd.                       14,900            956,462

Beer, Wine & Distilled Beverages (2.29%)
   Hite Brewery Co. Ltd.                    34,892(a)       1,211,838
   South African Breweries Ltd.            129,282          1,122,642

                                                            2,334,480
Beverages (5.90%)
   Al-Ahram Beverages Co. ADR               51,900(a)(b)    1,475,258
   Embotelladora Andina SA ADR, Series A    47,300            946,000
   Fomento Economico Mexicano SA ADR        54,450          2,171,194
   PanAmerican Beverages ADR                35,700            850,106
   Pepsi-Gemex SA DE CV GDR                 62,600(b)         571,225

                                                            6,013,783
Blast Furnace & Basic Steel
Products (2.86%)
   Pohang Iron & Steel ADR                  55,100          1,852,738
   Tubos De Acero De Mexico SA ADR          98,000          1,065,750

                                                            2,918,488
Cable & Other Pay TV Services (0.73%)
   Ceske Radiokomunikace GDR                21,200(a)(b)      739,670

Cement, Hydraulic (0.84%)
   Apasco SA                               130,000            853,118

Central Reserve Depositories (0.87%)
   Dao Heng Bank Group Ltd.                198,500            890,307

Chemicals & Allied Products (0.00%)
   Sarantis SA                                   1(a)              10

Commercial Banks (10.77%)
   ABSA Group Ltd.                         283,000          1,601,580
   Banco Rio De La Plata SA ADR             78,300            743,850
   Bank Handlowy w
     Warszawie GDR                          69,000(b)         958,493
   Bank Sinopac                          2,072,000          1,443,389
   BOE Limited                             960,000            954,540
   Housing & Commercial Bank Korea          32,800(a)       1,034,331
   Overseas Union Bank Ltd.                336,200          1,619,321
   Shinhan Bank                            140,000          1,572,404
   State Bank of India GDR                  96,500(b)       1,054,243

                                                           10,982,151
Communications Equipment (1.52%)
   ECI Telecommunications Ltd. ADR          46,600          1,546,537

Communications Services, NEC (1.79%)
   Korea Telecom Corp. ADR                  45,600(a)       1,824,000

Computer & Data Processing (0.71%)
   Datatec Ltd.                             50,000        $   722,534

Computer & Office Equipment (3.84%)
   Compal Electronics, Inc.                418,500          1,645,547
   Orbotech Ltd. ADR                        26,400(a)       1,376,100
   Sindo Ricoh Co.                          16,728            896,042

                                                            3,917,689
Concrete, Gypsum & Plaster
Products (1.28%)
   Cemex SA, B Shares                      264,000          1,304,953

Construction & Related Materials (1.30%)
   Barlow Ltd.                             230,093          1,326,949

Consumer Products  (1.19%)
   Rothmans Industries Ltd.                 89,000            747,562
   Souza Cruz SA                            65,800            462,061

                                                            1,209,623
Crude Petroleum & Natural Gas (1.34%)
   Mol Magyar Olaj-es Gazipari Rt. ADR      56,700(b)       1,366,674

Department Stores (2.41%)
   Pt Matahari Putra Prima               4,134,000(a)         540,409
   Shinsegae Department Store Co.           27,000(a)       1,922,134

                                                            2,462,543
Eating & Drinking Places (1.55%)
   Cafe De Coral Holdings Ltd.           2,745,000          1,202,877
   Jollibee Foods Warrants                 728,100(a)         373,150

                                                            1,576,027
Electric Services (1.29%)
   Korean Electric Power ADR                64,000          1,312,000

Electrical Industrial Apparatus (0.45%)
   Guangdong Kelon Electric
     Holdings Co. Ltd.                     391,000            456,063

Electronic Components  &
Accessories (2.32%)
   Elec & Eltek International ADR          201,100            784,290
   Flextech Holdings Ltd.                  454,000            640,013
   Varitronix International Ltd.           454,000            944,992

                                                            2,369,295
Electronic Distribution
Equipment (0.88%)
   Techtronic Industries Co.             4,518,000            902,564

Engines & Turbines (0.62%)
   First Tractor Co. Ltd.                2,148,000            636,740

Family Clothing Stores (0.32%)
   Giordano International Ltd.             466,000            330,330

Federal & Federally Sponsored
Credit (0.90%)
   Industrial Credit & Investment Corp.
      of India ADR                          89,300(b)         919,790

Finance Services (0.52%)
   Grupo Financiero Banorte SA             374,000(a)         534,416

Fire, Marine & Casualty
Insurance (1.14%)
   Aksigorta AS                         41,796,000        $ 1,163,733

Foreign Banks, Branches &
Agencies (2.09%)
   Bank Leumi Le-Israel                    342,000            646,334
   Credicorp Ltd. ADR                       54,940            604,340
   Yapi Ve Kredi Bankasi AS             61,264,800            885,568

                                                            2,136,242
Furniture & Home Furnishing
Stores (0.90%)
   Grupo Elektra SA CPO                  1,544,000            915,186

Glass & Glassware, Pressed Or
Blown (0.56%)
   Vitro SA ADR                            111,000            568,875

Grocery Stores (0.45%)
   Blue Square Chain Investments &
      Property Ltd.                         28,275(a)         463,066

Holding Offices (1.80%)
   The India Fund, Inc. ADR                184,700(a)       1,835,456

Hotels & Motels (0.75%)
   Resorts World Berhad                    324,000            763,206

Household Appliances (0.41%)
   Halla Climate Control Co.                 9,700            419,020

Measuring & Controlling Devices (2.02%)
   IDT Holdings Singapore Ltd. ADR         553,000          1,150,240
   Moulin International Holding Ltd.     8,500,000            909,278

                                                            2,059,518
Meat Products (0.43%)
   Pick Szeged Rt. GDR                      79,000(b)         443,545

Medical Instruments & Supplies (1.11%)
   Medison Co. Ltd.                         71,500          1,136,623

Miscellaneous Food & Kindred
Products (0.50%)
   Thai Union Frozen Products
     Public Co. Ltd.                       143,500            505,914

Miscellaneous Investing (1.09%)
   Banco Latino Americano
     De Exportaciones ADR                   41,540          1,111,195

Miscellaneous Non-Durable
Goods (1.27%)
   Desc SA, Series B                     1,175,000          1,293,437

Miscellaneous Textile Goods (1.96%)
   Esprit Holdings Ltd.                  1,710,000          1,157,058
   Reliance Industries Ltd. GDR            103,900(b)         846,827

                                                            2,003,885
Newspapers (0.65%)
   Agora SA GDR                             56,400(a)(b)      662,706

Oil & Gas Field Services (0.86%)
   Gulf Indonesia Resources Ltd. ADR        76,100(a)         875,150

Paints & Allied Products (0.43%)
   Paints & Chemical Industries
     Co. SAE GDR                            66,900(b)     $   436,897

Paper & Paper Products (0.94%)
   Aracruz Celulose SA ADR                  43,500            957,000

Paperboard Containers & Boxes (0.55%)
   Hung Hing Print Group                 1,364,000            562,554

Petroleum Refining (1.43%)
   Sasol Ltd.                              204,000          1,455,375

Primary Non-Ferrous Metals (0.99%)
   Hindalco Industries Ltd GDR              51,600(b)       1,010,070

Radio & Television Broadcasting (1.32%)
   Grupo Televisa SA GDR                    30,000(a)       1,344,375

Search & Navigation Equipment (0.56%)
   Elbit Systems Ltd. ADR                   32,800            574,000

Security & Commodity
Exchanges (0.54%)
   OTK Holdings Ltd. ADR                   835,000            546,582

Security Brokers & Dealers (1.80%)
   G.K. Goh Holdings Ltd.                  485,000            549,820
   Kay Hian Holdings Ltd.                  910,000            860,575
   Peregrine Investment Holdings Ltd.      160,000(a)(c)            0
   Vickers Ballas Holdings Ltd.            435,000            421,594

                                                            1,831,989
Telephone Communication (10.44%)
   Carso Global Telecom, Class A1          140,000(a)         884,661
   Compania Anonima Telefonos De
     Venezuela ADR                          45,500         1,239,875
   Embratel Participacoes SA.           51,000,000(a)        378,268
   Hellenic Telecom Organization SA ADR     95,700         1,058,681
   Hellenic Telecommunication               39,089           837,858
   Investec-Consultadoria
     Internacional SA                       11,400           340,939
   Matav Tavkozlesi Rt. ADR                 57,200         1,573,000
   Philippine Long Distance
     Telephone Co. ADR                      23,200           698,900
   Tele Norte Leste Participacoes SA    22,000,000           199,780
   Telecomunicacoes Brasileiras SA      17,190,000               485
   Telefonica De Argentina SA ADR           27,600           865,950
   Telefonos De Mexico SA ADR                6,500           525,281
   Videsh Sanchar Nigam Ltd. GDR           160,000(b)      2,050,000

                                                          10,653,678

                    Total Common Stocks                   88,547,858
Preferred Stocks (9.53%)

Beverages (1.38%)
   Quilmes Industrial Quines SA ADR        113,900         1,409,512

Blast Furnace & Basic Steel
Products (0.54%)
   Cia Siderurgica Tubarao Preference   25,000,000           267,915
   Gerdau SA                            17,000,000           278,068

                                                             545,983
Cement, Hydraulic (1.09%)
   Titan Cement Co. SA                      13,400        $1,106,773

Central Reserve Depositories (0.29%)
   Banco Ganadero SA ADR Preference         38,800           298,275

Commercial Banks (0.89%)
   Banco Estado De Sao Paulo SA         21,200,000           902,790

Electric Services (0.23%)
   Centrais Electricas De
     Santa Catarina SA                     634,000(a)        239,590

Gasoline Service Stations (0.78%)
   Petroleo Brasileiro SA                5,200,000           800,700

Telephone Communication (4.33%)
   Estonian Telecom GDR                     19,000(b)        373,825
   Tele Celular Sul Participacoes SA ADR    24,800           537,850
   Tele Centro Sul Participacoes SA ADR     17,700           982,350
   Tele Norte Leste Participacoes ADR       54,000         1,002,375
   Telec De Sao Paulo SA                 9,230,000         1,095,866
   Telesp Celular SA Preference B        8,100,000           420,271

                                                           4,412,537


                 Total Preferred Stocks                    9,716,160

                                           Principal
                                             Amount          Value


Commercial Paper (3.33%)

Personal Credit Institutions (3.33%)
     Associates Corp. of North America;
          5.75%;  7/1/1999              $3,400,000        $ 3,400,000


            Total Portfolio Investments                   101,664,018

Cash, receivables and other assets,
   net of liabilities (0.32%)                                 331,152


             Total Net Assets (100.00%)                   $101,995,170



(a)Non-income producing security - No dividend paid during the period.
(b)Restricted security - See Note 4 to the financial statements.
(c)On January 12, 1998 Peregrine Investment Holdings filed a plan of liquidation.


                    International Emerging Markets Portfolio
                             Investments by Country



                                 Total         Percentage of
     Country                     Value          Total Value


   Argentina                  $3,019,312            2.97%
   Brazil                      8,525,368            8.39
   Chile                       1,357,385            1.34
   China                       1,092,803            1.07
   Colombia                      298,275            0.29
   Czech Republic                739,670            0.73
   Egypt                       1,912,155            1.88
   Estonia                       373,825            0.37
   Greece                      3,003,323            2.95
   Hong Kong                   6,899,960            6.79
   Hungary                     3,383,220            3.33
   India                       7,716,386            7.59
   Indonesia                   1,415,559            1.39
   Israel                      4,606,037            4.53
   Korea, Republic Of         14,137,592           13.91
   Malaysia                      763,206            0.75
   Mexico                     12,882,578           12.67
   Panama                      1,111,195            1.09
   Peru                          604,340            0.59
   Philippines                 1,072,051            1.05
   Poland                      1,621,198            1.60
   Portugal                      340,939            0.34
   Singapore                   6,773,414            6.66
   South Africa                7,730,202            7.60
   Taiwan, Province Of China   3,088,936            3.04
   Thailand                      505,914            0.50
   Turkey                      2,049,300            2.02
   United States               3,400,000            3.34
   Venezuela                   1,239,875            1.22

                    Total   $101,664,018          100.00%




International Securities Portfolio


                                           Shares
                                            Held              Value


Common Stocks (94.70%)

Advertising (1.20%)
   WPP Group PLC                            69,700        $   589,442
Blast Furnace & Basic Steel
Products (0.37%)
   Tubos De Acero De Mexico SA ADR          17,000            184,875
Central Reserve Depositories (1.00%)
   Union Bank of Norway                     26,480            494,467
Commercial Banks (13.16%)
   Australia & New Zealand Banking G       129,000        $   948,574
   Bank of Ireland                          53,283            895,333
   Housing & Commercial Bank Korea          11,000(a)         346,879
   Merita PLC, Class A                     149,950            852,063
   National Australia Bank Ltd.             45,734            756,808
   Nordbanken Holding AB                    25,000            146,147
   Royal Bank of Canada Montreal, Quebec    18,300            803,690
   San Paolo-IMI SPA                        55,530            755,919
   Shinhan Bank                             23,000            258,324
   Svenska Handelsbanken, Class A           12,900            154,768
   Svenska Handelsbanken, Class B           51,150            565,543
                                                            6,484,048
Communications Equipment (4.13%)
   ECI Telecommunications Ltd. ADR          25,600            849,600
   Telefonaktiebolaget Lm Ericsson          37,000          1,185,933
                                                            2,035,533
Communications Services, NEC (2.80%)
   Koninklijke KPN NV                       17,514            821,808
   Korea Telecom Corp. ADR                  14,000(a)         560,000
                                                            1,381,808
Computer & Office Equipment (2.41%)
   Canon, Inc.                              23,000            661,290
   Orbotech Ltd. ADR                        10,100(a)         526,463
                                                            1,187,753
Concrete, Gypsum & Plaster
Products (1.49%)
   Lafarge SA                                7,700            732,142
Consumer Products (3.93%)
   Imasco Ltd.                              19,741            529,519
   Societe Nationale D'Exploitation
     Industrielle Des Tabacs et
      Allumettes                            11,000            635,264
   Swedish Match Co.                       217,000            773,383
                                                            1,938,166
Copper Ores (0.86%)
   Boliden Ltd. SDR                              1                  1
   Trelleborg AB, Class B                   48,000            423,443
                                                              423,444
Crude Petroleum & Natural Gas (2.00%)
   Elf Acquitaine SA                         6,700            983,226
Drugs (4.62%)
   AstraZeneca Group PLC                    22,447            873,933
   Novartis AG                                 578            843,992
   Takeda Chemical Industries               12,000            556,197
                                                            2,274,122
Electric Services (0.17%)
   Enersis SA ADR                            3,620             82,808
Electrical Goods (0.92%)
   Smiths Industries PLC                    34,000            452,067
Electronic Components &
Accessories (1.30%)
   Elec & Eltek International ADR          105,600            411,840
   Varitronix International Ltd.           111,000            231,044
                                                              642,884
Electronic Distribution Equipment (2.98%)
   Koninklijke Philips Electronics          14,904          1,470,150
Engines & Turbines (0.49%)
   RHI AG                                    8,900        $  240,931
Farm & Garden Machinery (0.46%)
   New Holland NV                           13,250           226,906
Finance Services (1.64%)
   Takefuji Corp.                            7,800           806,189
Foreign Banks,  Branches &
Agencies (2.89%)
   Bank Austria AG                          10,000           525,949
   UBS AG                                    3,000           895,414
                                                           1,421,363
Gas Production & Distribution (0.99%)
   OMV AG                                    5,450           486,112
Industrial Inorganic Chemicals (0.93%)
   Rhone-Poulenc SA                         10,000           456,957
Investment Offices (1.67%)
   AMVESCAP PLC                             92,400           821,467
Life Insurance (0.73%)
   QBE Insurance Group Ltd.                 94,911           361,237
Meat Products (4.62%)
   Danisco AS                               18,000           813,429
   Orkla ASA, Class A                       15,000           233,415
   Orkla ASA, Class B                       41,600           565,431
   Unilever NV                               9,821           661,902
                                                           2,274,177
Medical Instruments & Supplies (0.50%)
   Terumo Corp.                             11,000           244,927
Miscellaneous Business Services (1.29%)
   Brista-Auto Estradas De Portugal SA      15,434           636,667
Miscellaneous Chemical
Products (1.51%)
   Hoechst AG                               16,500           743,600
Miscellaneous Food & Kindred
Products (2.92%)
   Greencore Group PLC                      78,000           256,354
   Koninklijke Wessanen NV                  28,000           355,170
   Tomkins PLC                             190,180           825,896
                                                           1,437,420
Miscellaneous Non-Durable
Goods (4.04%)
   Desc SA, Series B                       392,000           431,513
   Diageo PLC                               78,515           818,075
   Lagardere SCA                            19,900           740,856
                                                           1,990,444
Miscellaneous Primary Metal
Products (0.72%)
   Charter PLC                              61,000           354,809
Miscellaneous Textile Goods (0.58%)
   Esprit Holdings Ltd.                    422,000           285,543
Miscellaneous Transportation
Equipment (0.89%)
   Autoliv, Inc.                             5,200        $  158,415
   Autoliv, Inc. ADR                         9,200           278,300
                                                             436,715
Motor Vehicles & Equipment (1.95%)
   DaimlerChrysler AG                        8,100           707,526
   Honda Motor Co. Ltd.                      6,000           254,304

                                                             961,830
Newspapers (3.29%)
   Publishing & Broadcasting Ltd.           86,000           567,545
   United News & Media PLC                 109,000         1,051,518
                                                           1,619,063
Paperboard Containers & Boxes (1.00%)
   Buhrmann NV                              30,600           493,867
Pens, Pencils, Office & Art
Supplies (1.03%)
   Societe BIC SA                            9,600           506,396
Personnel Supply Services (1.33%)
   Vedior NV                                38,617           657,107
Petroleum Refining (0.77%)
   Sasol Ltd.                               53,000           378,112
Pulp Mills (1.09%)
   UPM-Kymmene Oyj                          17,300           535,231

Radio & Television Broadcasting (1.44%)
   Carlton Communications PLC               85,697           709,867
Radio, Television & Computer
Stores (0.92%)
   Yamada Denki                              8,300           454,649
Security Brokers & Dealers (0.00%)
   Peregrine Investment Holdings Ltd.      227,000(a)(b)           0
Soap, Cleaners & Toilet Goods (1.55%)
   Reckitt & Colman PLC                     73,292           762,499
Special Industry Machinery (2.30%)
   Cookson Group                           336,000         1,133,423
Telephone Communication (6.82%)
   Hellenic Telecom Organization SA ADR     73,000           807,563
   Nokia Corp. ADR, Class A                  6,500           595,156
   Telecom Corp. of New Zealand Ltd.       187,000           802,670
   Telecom Italia-DI                       213,000         1,155,418
                                                           3,360,807
Trucking & Courier Services,
Except Air (1.00%)
   Securicor PLC                            56,000           491,680

                   Total Common Stocks                    46,646,930


                                             Shares
                                              Held            Value


Preferred Stock (0.42%)

Commercial Banks (0.42%)
   National Australia Bank ECU               6,800        $  206,550

                                          Principal
                                            Amount           Value


Commercial Paper (5.23%)
Business Credit Institutions (2.03%)
   American Express Credit Corp.;
     4.95%; 7/1/99                      $1,000,000        $1,000,000

Personal Credit Institutions (3.20%)
   Ford Motor Credit Co.;
     5.26%;  7/7/99                      1,580,000         1,578,615

                Total Commercial Paper                     2,578,615

   Total Portfolio Investments (100.35%)                  49,432,095

Liabilities, net of cash, receivables and
   other assets  (-0.35%)                                 (172,080)


             Total Net Assets (100.00%)                   $49,260,015


(a) Non-income producing security - No dividend paid during the period.
(b) Peregrine Investment Holdings Ltd. has filed a plan of liquidation.

                       International Securities Portfolio
                             Investments by Country


                                 Total         Percentage of
     Country                     Value          Total Value


   Australia                  $2,840,713            5.75%
   Austria                     1,252,993            2.53
   Canada                      1,333,210            2.70
   Chile                          82,808            0.17
   Denmark                       813,429            1.65
   Finland                     1,982,450            4.01
   France                      4,054,843            8.20
   Germany                     1,451,125            2.94
   Greece                        807,563            1.63
   Hong Kong                     516,587            1.04
   Israel                      1,376,063            2.78
   Italy                       1,911,337            3.87
   Japan                       2,977,556            6.02
   Korea, Republic of          1,165,203            2.36
   Mexico                        616,388            1.25
   Netherlands                 4,686,911            9.48
   New Zealand                   802,670            1.62
   Norway                      1,293,313            2.62
   Portugal                      636,667            1.29
   Singapore                     411,840            0.83
   South Africa                  378,112            0.76
   Sweden                      4,559,864            9.22
   Switzerland                 1,739,405            3.52
   United Kingdom              9,162,430           18.54
   United States               2,578,615            5.22

                    Total    $49,432,095          100.00%



International SmallCap Portfolio


                                           Shares
                                            Held              Value


Common Stocks (101.29%)

Advertising (0.35%)
   United Group Ltd.                       222,152        $   345,561

Air Transportation, Scheduled (1.59%)
   Ryanair Holdings PLC ADR                 29,500(a)       1,563,500

Airports, Flying Fields & Services (2.59%)
   Auckland International Airport Ltd.     829,000          1,273,981
   Virgin Express Holdings ADR             139,100(a)       1,269,287

                                                            2,543,268
Bakery Products (1.79%)
   Kamps AG                                 43,640          1,755,186

Beer, Wine, & Distilled Beverages (1.58%)
   Hite Brewery Co., Ltd.                   44,600(a)      $1,549,008

Beverages (0.96%)
   Doosan Corp.                             23,000(a)         936,920

Commercial Banks (4.32%)
   Banco Pastor SA                          20,200          1,030,129
   Koram Bank                              101,400          1,270,278
   The Ashikaga Bank Ltd.                  130,000            253,478
   The Bank of Fukuoka Ltd.                 57,000            239,705
   The Bank of Iwate Ltd.                   11,000            446,230
   The Fukui Bank Ltd.                     109,000            243,150
   The Hokkaido Bank Ltd.                  158,000(a)         258,468
   The Hokuriku Bank Ltd.                  127,000(a)         251,826
   The Joyo Bank Ltd.                       64,000            249,050

                                                            4,242,314
Commercial Printing (0.98%)
   Sato Corp.                               45,000            957,359

Communications Equipment (1.28%)
   Indra Sistemas SA                        45,400            489,267
   Teleste OYJ                              84,900            770,485

                                                            1,259,752
Communications Services, NEC (1.85%)
   AT&T Canada, Inc.                        28,400(a)       1,819,375

Computer & Data Processing
Services (5.31%)
   CI Technologies Group Ltd.              221,800            829,500
   Computacenter PLC                       198,400          1,524,597
   Computershare Ltd.                      150,000          1,770,210
   Ecsoft Group PLC ADR                     49,100(a)         770,256
   Telinfo NV                                2,800            316,477

                                                            5,211,040
Computer & Office Equipment (1.14%)
   Venture Manufacturing Ltd.              145,000          1,115,734

Drug Stores & Proprietary
Stores (1.89%)
   Tsuruha Co. Ltd.                         25,000          1,858,949

Drugs (2.72%)
   Biovail Corp. International              24,000(a)      $1,208,069
   Faulding (F.H.) & Co.                   158,000            962,169
   Skyepharma PLC                          644,000(a)         502,493

                                                            2,672,731
Eating & Drinking Places (1.20%)
   Do & Co Restaurants & Catering AG        15,500(a)         855,183
   Kappa Create Co., Ltd.                   26,000(a)         322,218

                                                            1,177,401
Electric Services (4.67%)
   Energy Developments Ltd.                229,000            704,847
   Independent Energy Holdings ADR         132,700(a)       1,808,038
   Vestas Wind Systems                      23,500(a)       2,074,939

                                                            4,587,824
Electrical Work (0.99%)
   Telesystem International Wireless, Inc.  53,600(a)         968,752

Electronic Components &
Accessories (4.76%)
   Celestica, Inc.                          35,400(a)       1,533,263
   JIT Holdings Ltd.                       482,000            877,667
   OA System Plaza Co., Ltd.                25,000            287,104
   Perlos OYJ                              134,700(a)       1,972,557

                                                            4,670,591
Electronic Distribution
Equipment (2.93%)
   JOT Automation Group OYJ                 53,800          2,180,463
   Techtronic Industries Co.             3,490,000            697,199

                                                            2,877,662
Engines & Turbines (1.60%)
   NEG Micon                                44,400          1,574,298

Family Clothing Stores (2.74%)
   Fast Retailing Co. Ltd.                  25,000          2,685,148

Grocery Stores (1.12%)
   Superdiplo SA                            49,500(a)       1,097,533
Holding Offices (1.80%)
   Lang Corp. Ltd.                         306,000(a)       1,031,982
   Bure Investment Aktiebolaget AB         139,600            738,907

                                                            1,770,889
Hotels & Motels (1.10%)
   Resorts World Berhad                    460,000          1,083,564

Household Appliance Stores (1.39%)
   Kojima Co. Ltd.                          41,000          1,365,129

Household Audio & Video
Equipment (0.51%)
   Nippon Broadcasting System, Inc.         10,000            495,720

Hunting, Trapping & Game
Propagation (1.10%)
   Rapala Normark Corp.                    152,500(a)       1,077,294

Industrial Inorganic Chemicals (1.27%)
   Kemira OY                               206,400          1,247,329

Industrial Organic Chemicals (0.39%)
   Croda International PLC                  85,800            380,719


Medical & Dental Laboratories (1.07%)
   QIAGEN NV                                15,600(a)      $1,053,755

Medical Instruments & Supplies (1.10%)
   Cochlear Ltd.                           136,000          1,079,896

Metalworking Machinery (1.66%)
   Mikron Holding AG                         7,200          1,630,270

Miscellaneous Amusement,
Recreation Services (2.10%)
   Aristocrat Leisure Ltd.                 272,000          2,061,489

Miscellaneous Durable Goods (0.65%)
   Edel Music AG                             8,500(a)         639,905

Miscellaneous Electrical Equipment &
Supplies (1.61%)
   Kaba Holding AG, Class B                  3,000          1,584,342

Miscellaneous Food & Kindred
Products (0.41%)
   Rock Field Co. Ltd.                      11,000            397,154

Miscellaneous General Merchandise
Stores  (1.42%)
   Japan Airport Terminal                  141,000          1,397,929

Miscellaneous Manufacturers (0.62%)
   Austria Haustechnik AG                   17,278            609,387

Miscellaneous Non-Durable
Goods (1.64%)
   Austria Tabakwerke AG                    27,700          1,613,994

Miscellaneous Plastics Products (1.30%)
   Airspray NV                              52,700(a)       1,277,181

Miscellaneous Primary Metal
Products (0.00%)
   YBM Magnex International, Inc.          107,000(a)             723

Mortgage Bankers & Brokers (1.28%)
   Goldcrest Co. Ltd.                        7,000          1,254,997

Motion Picture Distribution (0.64%)
   Kinowelt Medien AG                        8,400(a)         628,045

Motorcycles, Bicycles & Parts (0.77%)
   Ducati Motor Holding SPA                286,700(a)         750,992

New & Used Car Dealers (0.39%)
   Athlon Groep NV                          16,000            387,759

Nonresidential Building
Construction (0.75%)
   Algeco                                    9,400           739,165

Oil & Gas Field Services (1.48%)
   Petroleum Geo-Services ASA               96,800(a)     $1,457,122

Pens, Pencils, Office & Art
Supplies (0.63%)
   Sailor Pen Co. Ltd.                      85,000(a)        617,997

Personnel Supply Services (1.81%)
   NIC Corp.                                32,000          1,083,974
   Unique International NV                  28,503            695,177

                                                            1,779,151
Professional & Commercial
Equipment (0.92%)
   Quality Healthcare Asia Ltd.          4,666,000(a)         908,075

Pulp Mills (0.69%)
   Miquel Y Costas                          26,700            679,288

Radio & Television Broadcasting (2.88%)
   Fuji Television Network, Inc.               170            918,568
   Modern Times Group Mtg AB, Class B       87,900(a)       1,907,556

                                                            2,826,124
Radio, Television & Computer
Stores (4.50%)
   Distefora Holding AG                      9,400(a)         967,458
   Yamada Denki                             63,000          3,450,952

                                                           4,418,410
Real Estate Agents & Managers (1.64%)
   First Capital Corp. Ltd.              1,035,400         1,611,667

Sanitary Services (1.22%)
   De Sammensluttede Vognmand AS            13,300         1,202,067

Security Brokers & Dealers (2.05%)
   E*TRADE Australia Ltd.                  110,000(a)        437,159
   Kempen & Co. NV                          31,520         1,576,528

                                                           2,013,687
Services, NEC (0.51%)
   Lindeteves-Jacoberg Ltd.                355,000           504,621

Special Industry Machinery (2.41%)
   Aixtron                                  13,500         1,112,383
   Neopost SA                               54,100(a)(b)   1,255,318

                                                           2,367,701
Subdividers & Developers (1.56%)
   MCL Land Ltd.                         1,213,600         1,532,623

Telephone Communications (4.67%)
   AAPT Ltd.                               489,400(a)      1,522,539
   Esat Telecom Group PLC ADR               58,700(a)      2,575,463
   Helsingin Puhelin OYJ, Series E          10,300           488,617

                                                           4,586,619
Trusts (0.99%)
   NHP PLC                                 366,666           976,779

   Total Portfolio Investments (101.29%)                  99,479,464

Liabilities, net of cash and receivables (-1.29%)         (1,271,663)


              Total Net Assets (100.00%)                  $98,207,801




(a) Non-income producing security - No dividend paid during the period.
(b) Restricted security - See Note 4 to the financial statements.

                    International SmallCap Portfolio
                         Investments by Country


                                 Total         Percentage of
     Country                     Value          Total Value


   Australia                  $10,745,351          10.81%
   Austria                     3,078,565            3.09
   Canada                      5,530,182            5.56
   Belgium                     1,585,765            1.59
   Denmark                     4,851,304            4.88
   Finland                     7,736,745            7.79
   France                      1,994,483            2.00
   Germany                     4,135,520            4.16
   Hong Kong                   1,605,274            1.61
   Ireland                     4,138,963            4.16
   Italy                         750,992            0.75
   Japan                      19,035,104           19.14
   Korea, Republic of          3,756,205            3.78
   Malaysia                    1,083,564            1.09
   Netherlands                 4,990,400            5.02
   New Zealand                 1,273,981            1.28
   Norway                      1,457,122            1.46
   Singapore                   5,642,312            5.67
   Spain                       3,296,217            3.31
   Sweden                      2,646,463            2.66
   Switzerland                 4,182,070            4.20
   United Kingdom              5,962,882            5.99


                    Total    $99,479,464          100.00%



Mortgage-Backed Securities Portfolio


      Description of Issue               Principal

 Type        Rate       Maturity          Amount          Value


Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (16.00%)

FHLMC        5.50%   2/1/2024-3/1/2024     514,139     $ 474,629
FHLMC        6.00     4/1/2024             100,835        95,663
FHLMC        6.50    12/1/2013             232,159       228,361

               Total  FHLMC Certificates                 798,653

Federal National Mortgage Association (FNMA)
Certificates (21.13%)

FNMA         6.25     4/1/2026             256,523       247,129
FNMA         7.00     8/1/2023             813,784       807,240

              Total FNMA Certificates                  1,054,369

Government National Mortgage Association (GNMA)
Certificates (60.11%)

GNMA I       6.50    1/15/2024           1,123,363     1,090,352
GNMA I       7.50    6/15/2023-9/15/2023   378,113       383,144
GNMA II      5.50    3/20/2026             177,037       161,120
GNMA II      6.00    9/20/2023-5/20/2026 1,144,845     1,074,321
GNMA II      6.50    10/20/2025            301,110       290,487

                 Total  GNMA Certificates              2,999,424


Federal Agency Short-Term Obligations (2.10%)

Investment in Joint Trade Account;
   Federal Home Loan Bank System;
     4.60%; 7/1/99                         104,834       104,834


            Total Portfolio Investments (99.34%)       4,957,280

Cash, receivables and other assets,
   net of liabilities (0.66%)                             32,845


                   Total Net Assets (100.00%)         $4,990,125


FINANCIAL HIGHLIGHTS
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

PRINCIPAL SPECIAL MARKETS FUND, INC.

INTERNATIONAL EMERGING
MARKETS PORTFOLIO                                              1999*        1998         1997(a)
                 --------------------------------------------------  ------------------------
Net Asset Value, Beginning of Period...................       $8.21       $10.14        $9.94
Income from Investment Operations:
   Net Investment Income...............................         .09          .17          .01
   Net Realized and Unrealized Gain (Loss) on Investments      2.23        (1.91)         .21

                       Total from Investment Operations        2.32       (1.74)          .22

Less Dividends and Distributions:
   Dividends from Net Investment Income................          --        (.17)         (.02)

   Distributions from Capital Gains....................          --        (.02)          --

                      Total Dividends and Distributions          --        (.19)         (.02)


Net Asset Value, End of Period.........................      $10.53        $8.21       $10.14


Total Return...........................................      28.29%(b)    (17.21)%       1.40%(b)


Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $101,995      $79,481      $32,488
   Ratio of Expenses to Average Net Assets.............       1.15%(c)       1.15%      1.15%(c)
   Ratio of Net Investment Income to Average Net Assets       2.01%(c)       2.11%       .91%(c)
   Portfolio Turnover Rate.............................      114.0%(c)       36.5%      12.3%(c)

INTERNATIONAL SECURITIES PORTFOLIO                             1999*        1998         1997         1996        1995         1994
                                  ---------------------------------  ------------------------         ----        ----         ----
Net Asset Value, Beginning of Period...................      $14.90       $14.45       $13.67       $11.70      $11.29       $12.87
Income from Investment Operations:
   Net Investment Income...............................         .22          .24          .24          .31         .19          .13
   Net Realized and Unrealized Gain (Loss) on Investments       .53         1.12         1.46        2.46         1.11         (.95)

                       Total from Investment Operations         .75         1.36         1.70         2.77        1.30        (.82)

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.01)        (.23)        (.24)        (.16)       (.10)        (.12)

   Excess Distributions from Net Investment Income.....         --           --           --         (.07)       (.07)        (.13)
   Distributions from Capital Gains....................       (.23)        (.68)        (.68)        (.57)       (.72)        (.51)

                      Total Dividends and Distributions       (.24)        (.91)        (.92)        (.80)       (.89)        (.76)


Net Asset Value, End of Period.........................      $15.41       $14.90       $14.45       $13.67      $11.70       $11.29



Total Return...........................................       4.92%(b)     9.55%       12.55%       24.12%      12.02%      (6.45)%


Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $49,260      $47,912      $37,684      $28,161     $17,251      $15,542
   Ratio of Expenses to Average Net Assets.............        .90%(c)      .90%         .90%         .90%        .90%         .90%
   Ratio of Net Investment Income to Average Net Assets       2.84%(c)     1.60%        1.73%        1.90%       1.79%         .94%
   Portfolio Turnover Rate.............................       66.5%(c)     36.7%        30.8%        25.5%       46.0%        37.0%

*  Six Months Ended June 30, 1999.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

INTERNATIONAL SMALLCAP PORTFOLIO                               1999*        1998         1997(a)
                                -----------------------------------  ------------------------
Net Asset Value, Beginning of Period...................      $11.06        $9.97        $9.86
Income from Investment Operations:
   Net Investment Income...............................         .04          .07          .01
   Net Realized and Unrealized Gain on Investments.....        1.91         1.11          .12

                       Total from Investment Operations        1.95         1.18          .13

Less Dividends and Distributions:
   Dividends from Net Investment Income................          --        (.07)        (.02)

   Distributions from Capital Gains....................       (.23)        (.02)          --

                      Total Dividends and Distributions       (.23)        (.09)        (.02)


Net Asset Value, End of Period.........................      $12.78       $11.06        $9.97


Total Return...........................................      17.86%(b)    11.92%        1.59%(b)


Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $98,208      $83,330      $31,968
   Ratio of Expenses to Average Net Assets.............       1.00%(c)     1.00%        1.00%(c)
   Ratio of Net Investment Income to Average Net Assets        .59%(c)      .78%         .91%(c)
   Portfolio Turnover Rate.............................        197%(c)     88.5%        30.3%(c)

MORTGAGE-BACKED SECURITIES PORTFOLIO                          1999*         1998         1997         1996        1995         1994
                                    ---------------------------------------------------------         ----        ----         ----
Net Asset Value, Beginning of Period                         $10.39       $10.27        $9.93       $10.17       $9.11       $10.10
Income from Investment Operations:
   Net Investment Income...............................         .31          .65          .64          .64         .65          .63
   Net Realized and Unrealized Gain (Loss) on Investments                  (.39)          .12          .34       (.24)         1.06
(.99)..................................................

                       Total from Investment Operations       (.08)          .77          .98          .40        1.71        (.36)


Less Dividends from Net Investment Income..............       (.31)        (.65)        (.64)        (.64)       (.65)        (.63)


Net Asset Value, End of Period.........................      $10.00       $10.39       $10.27        $9.93      $10.17        $9.11



Total Return...........................................      (.79)%(b)     7.74%       10.18%        4.20%      19.26%      (3.60)%


Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $4,990      $14,861      $13,796      $14,968     $14,253      $14,714
   Ratio of Expenses to Average Net Assets.............       .45%(c)       .45%         .45%         .45%        .45%         .45%
   Ratio of Net Investment Income to Average Net Assets      6.22%(c)      6.28%        6.37%        6.51%       6.66%        6.56%
Portfolio Turnover Rate................................      15.0%(c)      13.8%        15.5%        28.7%       41.8%        41.8%

*  Six Months Ended June 30, 1999.

Notes to Financial Highlights

(a) Period from November 26, 1997, date shares first offered to the public, through December 31, 1997. Net investment income, aggregating $.02 per share for the International Emerging Markets Portfolio and $.01 per share for the International SmallCap Portfolio for the period from the initial purchase of shares on November 17, 1997 through November 25, 1997, was recognized, none of which was distributed to the sole shareholder, Principal Life Insurance Company. Additionally, the portfolios incurred unrealized losses on investments of $.08 per share and $.15 per share respectively, during the interim period. This represents activities of each portfolio prior to the initial offering.

(b) Total return amounts have not been annualized.

(c) Computed on an annualized basis.